Investments in equity-accounted Investees (Details) - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investments in equity-accounted Investees [Abstract]
Associates	$ 5,973,127	$ 5,286,487
Joint ventures	312,738	310,800
Total	$ 6,285,865	$ 5,597,287